Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Laboratory equipment	15 - 33
Office, furniture and equipment	6 - 33
Computers and Cars	20-33
Leasehold improvements	(*)10
Manufacturing plant	(**)10-12.5

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the expected life of the improvement.

As a result of exercising the option to extend the lease period on December 24, 2024, the company revaluated the useful life of the Leasehold improvements and Manufacturing plant to be in accordance with the lease period. (note 6).

(**)	As of April 2024, the manufacturing plant has completed its validation process, which enabled the commencement of production activities. Accordingly, the depreciation of the manufacturing plant has begun. And will be recognized over its useful life of 8 years.

Schedule of Fair Value was Calculated by an Independent Valuation, at a Discount Rate	The fair value was calculated by an independent valuation, at a discount rate of 31% based on the following assumptions:
Stock price	1.48
Variance	150%
Risk free interest	1%